                 VAN KAMPEN AMERICAN CAPITAL GLOBAL EQUITY FUND
             SUPPLEMENT DATED MARCH 9, 1998 TO THE PROSPECTUS DATED
       SEPTEMBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON JANUARY 2, 1998

    The Trustees of the Fund have approved an Agreement and Plan of Reorganization between the Fund and Morgan Stanley Global Equity Allocation Fund (the "Global Equity Allocation Fund"), a series of Morgan Stanley Fund, Inc. advised by Van Kampen American Capital Investment Advisory Corp., providing for the transfer of assets and liabilities of the Fund to the Global Equity Allocation Fund in exchange for shares of common stock of the Global Equity Allocation Fund at its net asset value per share (the "Reorganization").

    The Reorganization is subject to approval by the shareholders of the Fund. Further details of the proposed Reorganization will be contained in the proxy statement/prospectus expected to be mailed to shareholders in 1998.

    The Global Equity Allocation Fund's net assets as of December 31, 1997 were approximately $213 million. Its investment objective is to seek to provide long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Sub-Adviser and with stock selection within each country designed to replicate a broad market index. The Fund and the Global Equity Allocation Fund have similar investment objectives, policies and practices, and are managed by the same portfolio management team.

    The Fund will continue its normal operations prior to the Reorganization.

    The section of the Prospectus captioned "SHAREHOLDER SERVICES" hereby is supplemented by adding the following:

INTERNET TRANSACTIONS. In addition to performing transactions on your account through written instruction or by telephone, you may also perform certain transactions through the Internet. Please refer to our web site @ www.vkac.com for further instruction. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated through the Internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon Internet instructions and providing written confirmation of instructions communicated through the Internet. If reasonable procedures are employed, neither VKAC nor the Fund will be liable for following instructions through the Internet which it reasonably believes to be genuine. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.
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                          VAN KAMPEN AMERICAN CAPITAL
                     SUPPLEMENT DATED MARCH 9, 1998 TO THE
       PROSPECTUS DATED SEPTEMBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                                JANUARY 2, 1998
                     VKAC GLOBAL GOVERNMENT SECURITIES FUND
        PROSPECTUS DATED OCTOBER 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                                JANUARY 2, 1998
                                VKAC GROWTH FUND
                              VKAC HIGH YIELD FUND
                       VKAC SHORT-TERM GLOBAL INCOME FUND
                           VKAC STRATEGIC INCOME FUND
       PROSPECTUS DATED DECEMBER 29, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                                JANUARY 2, 1998
                            VKAC CORPORATE BOND FUND
                           VKAC EMERGING GROWTH FUND
                      VKAC HIGH INCOME CORPORATE BOND FUND
                       PROSPECTUS DATED JANUARY 28, 1998
                     VKAC U.S. GOVERNMENT TRUST FOR INCOME
         PROSPECTUS DATED MARCH 28, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                       AUGUST 4, 1997 AND JANUARY 2, 1998
                         VKAC HIGH YIELD MUNICIPAL FUND
         PROSPECTUS DATED APRIL 30, 1997, AS PREVIOUSLY SUPPLEMENTED ON
                       AUGUST 4, 1997 AND JANUARY 2, 1998
                     VKAC CALIFORNIA INSURED TAX FREE FUND
                   VKAC FLORIDA INSURED TAX FREE INCOME FUND
                       VKAC INSURED TAX FREE INCOME FUND
                  VKAC INTERMEDIATE TERM MUNICIPAL INCOME FUND
                           VKAC MUNICIPAL INCOME FUND
                       VKAC NEW YORK TAX FREE INCOME FUND
                     VKAC PENNSYLVANIA TAX FREE INCOME FUND
                         VKAC TAX FREE HIGH INCOME FUND
                              VKAC ENTERPRISE FUND
                        VKAC GOVERNMENT SECURITIES FUND
                        VKAC REAL ESTATE SECURITIES FUND

         PROSPECTUS DATED APRIL 30, 1997, AS PREVIOUSLY SUPPLEMENTED ON
               APRIL 30, 1997, AUGUST 4, 1997 AND JANUARY 2, 1998
                        VKAC GLOBAL MANAGED ASSETS FUND
         PROSPECTUS DATED APRIL 30, 1997, AS PREVIOUSLY SUPPLEMENTED ON
              AUGUST 4, 1997, AUGUST 15, 1997 AND JANUARY 2, 1998
                     VKAC LIMITED MATURITY GOVERNMENT FUND

    The section of the Prospectus captioned "SHAREHOLDER SERVICES" hereby is supplemented by adding the following:

INTERNET TRANSACTIONS. In addition to performing transactions on your account through written instruction or by telephone, you may also perform certain transactions through the Internet. Please refer to our web site @ www.vkac.com for further instruction. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated through the Internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon Internet instructions and providing written confirmation of instructions communicated through the Internet. If reasonable procedures are employed, neither VKAC nor the Fund will be liable for following instructions through the Internet which it reasonably believes to be genuine. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

For VKAC Enterprise Fund only

    The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby amended with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by a management team headed by Jeff New. Mr. New has assisted in co-managing the Fund's investment portfolio since July 1994 and has been primarily responsible for managing the Fund's investment portfolio since December 1994. Mr. New has been Vice President and Portfolio Manager of the Adviser since 1994 and of Advisory Corp. since June 1995. Prior to that time, Mr. New was Associate Portfolio Manager of the Adviser. Evan Harrel and Michael Davis are responsible as co-managers for the day-to-day management of the Fund's investment portfolio. Mr. Harrell has been Vice President of the Adviser and Advisory Corp. since October 1996. Prior to that time, Mr. Harrell was Associate Portfolio Manager of the Adviser. Prior to May 1994, Mr. Harrel was a Vice President with Fayez Sarofim and Co. Mr. Davis has been Vice President and Portfolio Manager of the Adviser and Advisory Corp. since

March 1998. Prior to that time, Mr. Davis was the owner of Davis Equity, a stock research company.

For VKAC Growth Fund only

    The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby amended with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by a management team headed by Jeff New. Mr. New has been primarily responsible for managing the Fund's investment portfolio since its inception. Mr. New has been Vice President and Portfolio Manager of the Adviser since June 1995 and of Van Kampen American Capital Asset Management, Inc. ("VKACAM") since 1994. Prior to that time, Mr. New was Associate Portfolio Manager of VKACAM. Evan Harrel and Michael Davis are responsible as co-managers for the day-to-day management of the Fund's investment portfolio. Mr. Harrel has been Vice President of the Adviser and VKACAM since October 1996. Prior to that time, Mr. Harrel was Associate Portfolio Manager of VKACAM. Prior to May 1994, Mr. Harrel was a Vice President with Fayez Sarafim and Co. Mr. Davis has been Vice President and Portfolio Manager of VKACAM and the Adviser since March 1998. Prior to that time, Mr. Davis was the owner of Davis Equity, a stock research company.